Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Investment Funds (Invesco Investment Funds)
Entity Central Index Key	0000826644
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Invesco SteelPath MLP Alpha Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class A
Trading Symbol	MLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class A)	$ 74	1.53%
*	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.53%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The F
u
nd's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money m arket fun d holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money m arket fun d holdings, if any.

Invesco SteelPath MLP Alpha Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class C
Trading Symbol	MLPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class C)	$ 111	2.28%
*	Annualized.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.28%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comp
ri
sed The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R
Trading Symbol	SPMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R)	$ 86	1.78%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.78%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised T
he
Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class Y
Trading Symbol	MLPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class Y)	$ 62	1.28%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.28%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R5
Trading Symbol	SPMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R5)	$ 58	1.20%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Fund
Class Name	Class R6
Trading Symbol	OSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Fund (Class R6)	$ 58	1.20%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 1,086,476,955
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 1,086,476,955
Total number of portfolio holdings	22
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	13.73%
MPLX L.P.	13.54%
Western Midstream Partners L.P.	11.92%
Targa Resources Corp.	9.55%
Enterprise Products Partners L.P.	8.59%
Plains All American Pipeline L.P.	5.62%
Williams Cos., Inc. (The)	5.47%
Hess Midstream L.P.	4.98%
Sunoco L.P.	4.44%
ONEOK, Inc.	4.15%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class A
Trading Symbol	MLPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class A)	$ 173	3.62%
*	Annualized.

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	3.62%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class C
Trading Symbol	MLPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class C)	$ 209	4.37%
*	Annualized.

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	4.37%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R
Trading Symbol	SPMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R)	$ 185	3.87%
*	Annualized.

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	3.87%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class Y
Trading Symbol	MLPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class Y)	$ 161	3.37%
*	Annualized.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	3.37%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R5
Trading Symbol	SPMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R5)	$ 160	3.35%
*	Annualized.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	3.35%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Alpha Plus Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Alpha Plus Fund
Class Name	Class R6
Trading Symbol	OSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Alpha Plus Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Alpha Plus Fund (Class R6)	$ 158	3.30%
*	Annualized.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	3.30%	[1]
Net Assets	$ 305,604,739
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 305,604,739
Total number of portfolio holdings	22
Portfolio turnover rate	13%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Energy Transfer L.P.	20.07%
MPLX L.P.	19.69%
Western Midstream Partners L.P.	17.38%
Targa Resources Corp.	14.02%
Enterprise Products Partners L.P.	12.55%
Plains All American Pipeline L.P.	8.23%
Williams Cos., Inc. (The)	8.00%
Hess Midstream L.P.	7.32%
Sunoco L.P.	6.48%
ONEOK, Inc.	5.98%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class A
Trading Symbol	MLPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class A)	$ 66	1.35%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What C
om
prised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class C
Trading Symbol	MLPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class C)	$ 103	2.10%
*	Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.10%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R
Trading Symbol	SPNNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R)	$ 79	1.60%
*	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.60%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class Y
Trading Symbol	MLPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class Y)	$ 54	1.10%
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R5
Trading Symbol	SPMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R5)	$ 51	1.03%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Income Fund
Class Name	Class R6
Trading Symbol	OSPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Income Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Income Fund (Class R6)	$ 51	1.03%
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 3,901,650,336
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 3,901,650,336
Total number of portfolio holdings	27
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	15.34%
Energy Transfer L.P.	14.79%
Western Midstream Partners L.P.	14.54%
Enterprise Products Partners L.P.	14.44%
Antero Midstream Corp.	9.07%
Plains All American Pipeline L.P.	8.60%
Sunoco L.P.	8.10%
USA Compression Partners L.P.	5.91%
Genesis Energy L.P.	3.79%
ONEOK, Inc.	2.92%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class A
Trading Symbol	MLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class A)	$ 55	1.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class C
Trading Symbol	MLPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class C)	$ 92	1.87% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.87%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R
Trading Symbol	SPMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R)	$ 67	1.36% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class Y
Trading Symbol	MLPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class Y)	$ 43	0.86% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R5
Trading Symbol	SPMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R5)	$ 39	0.78% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

Invesco SteelPath MLP Select 40 Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco SteelPath MLP Select 40 Fund
Class Name	Class R6
Trading Symbol	OSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco SteelPath MLP Select 40 Fund (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco SteelPath MLP Select 40 Fund (Class R6)	$ 39	0.78% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1],[2]
Net Assets	$ 2,063,199,803
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of May 31, 2025)
Fund net assets	$ 2,063,199,803
Total number of portfolio holdings	46
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of May 31, 2025)
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.
Sector allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
MPLX L.P.	7.96%
Energy Transfer L.P.	7.88%
Western Midstream Partners L.P.	7.41%
Genesis Energy L.P.	5.49%
Antero Midstream Corp.	5.43%
Archrock, Inc.	5.37%
Enterprise Products Partners L.P.	5.30%
Williams Cos., Inc. (The)	5.28%
Kinder Morgan, Inc.	5.17%
Targa Resources Corp.	5.16%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.